SCHEDULE OF AMOUNT DUE FROM JOINT OPERATION PARTIES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Amount due from joint operation parties	$ 20,412,892	$ 1,759,280